Earnings Per Share (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Earnings Per Share [Abstract]
Interest on Convertible Debt, Net of Tax	$ 4	$ 4	$ 4
Earnings Per Share (Textuals) [Abstract]
Antidilutive shares excluded from computation of earnings per share	0	200,000	50,700,000
Accelerated share repurchase program	19,600,000	19,300,000	0